Income Tax - Schedule of Effective Tax Rate (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Tax Rate [Abstract]
Additional deduction for apprentice salaries	30.00%	30.00%	30.00%